Stockholders' Equity and Redeemable Convertible Preferred Stock ("preferred stock") (Details) (USD $)	1 Months Ended		6 Months Ended	12 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Dec. 31, 2009	Jun. 30, 2012	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Apr. 30, 2012 Series A-1	Jun. 30, 2012 Series A-1	Dec. 31, 2011 Series A-1	Dec. 31, 2010 Series A-1	Dec. 31, 2009 Series A-1	Apr. 03, 2012 Series A-1	Apr. 30, 2012 Series A-2	Jun. 30, 2012 Series A-2	Dec. 31, 2011 Series A-2	Dec. 31, 2010 Series A-2	Dec. 31, 2009 Series A-2	Apr. 03, 2012 Series A-2	Apr. 30, 2012 Series B	Jun. 30, 2012 Series B	Dec. 31, 2011 Series B	Dec. 31, 2010 Series B	Dec. 31, 2009 Series B	Apr. 03, 2012 Series B	Apr. 30, 2012 Series C	Jun. 30, 2012 Series C	Dec. 31, 2011 Series C	Dec. 31, 2010 Series C	Dec. 31, 2009 Series C	Apr. 03, 2012 Series C	Apr. 30, 2012 Series D	Jun. 30, 2012 Series D	Dec. 31, 2011 Series D item	Dec. 31, 2010 Series D	Apr. 03, 2012 Series D
Redeemable Convertible Preferred Stock ("preferred stock")
Number of classes of stock authorized to be issued				2
Common stock and preferred stock, shares authorized				122,622,586
Common Stock, Shares Authorized			250,000,000	74,892,833	74,892,833
Preferred Stock, Shares Authorized			5,000,000	47,729,753					0	6,341,465	6,341,465		0		0	9,448,220	9,448,220		0		0	12,737,605	12,737,605		0		0	10,759,630	10,759,630		0		0	8,442,833	8,442,833	0
Common stock, par value (in dollars per share)			$ 0.001	$ 0.001	$ 0.001
Preferred stock, par value (in dollars per share)			$ 0.001	$ 0.001					$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Number of votes available per share				1
Preferred stock
Price per Share (in dollars per share)										$ 0.21			$ 0.21			$ 0.53			$ 0.53			$ 1.18			$ 1.18			$ 1.49			$ 1.49			$ 3.26		$ 3.26
Number of Shares			0	0					0	6,341,465	6,341,465		6,341,465		0	9,448,220	9,448,220		9,448,220		0	12,686,855	12,686,855		12,686,855		0	10,759,630	10,759,630		10,759,630		0	8,442,833	8,442,833	8,442,833
Conversion Price per Share (in dollars per share)				$ 1.18			$ 1.18			$ 0.21			$ 0.21			$ 0.53			$ 0.53			$ 1.18			$ 1.18			$ 1.49			$ 1.49			$ 3.26		$ 3.26
Redeemable convertible preferred stock:
Preferred stock									$ 1,880,000	$ 1,757,000	$ 1,640,000	$ 1,531,000			$ 7,033,000	$ 6,571,000	$ 6,138,000	$ 5,734,000			$ 19,882,000	$ 18,576,000	$ 17,354,000	$ 16,211,000			$ 18,441,000	$ 17,216,000	$ 16,070,000				$ 29,432,000	$ 27,502,000
Preferred stock			76,668,000	71,622,000	41,202,000	23,476,000
Issuance of preferred stock, less offering cost for series	115,439,000		115,079,000		27,460,000	15,920,000																								15,920,000					27,460,000
Adjustment to offering cost				(7,000)																														(7,000)
Preferred stock dividends accreted for series	1,329,000		1,329,000	5,022,000	2,933,000	1,793,000		32,000	32,000	123,000	115,000	107,000		120,000	120,000	460,000	430,000	402,000		343,000	343,000	1,301,000	1,216,000	1,137,000		320,000	320,000	1,209,000	1,130,000	147,000		514,000	514,000	1,929,000	42,000
Accretion of issuance costs for series	6,000		6,000	31,000	27,000	13,000					2,000	2,000				2,000	3,000	2,000		1,000	1,000	5,000	6,000	6,000		3,000	3,000	16,000	16,000	3,000		2,000	2,000	8,000
Preferred stock										1,880,000	1,757,000	1,640,000				7,033,000	6,571,000	6,138,000				19,882,000	18,576,000	17,354,000				18,441,000	17,216,000	16,070,000				29,432,000	27,502,000
Preferred stock		41,202,000	0	76,668,000	71,622,000	41,202,000
Offering costs																												80,000						41,000
Percentage of outstanding shares of preferred stock required to vote for redemption																																		67.00%
Preferred stock redemption, number of installments																																		2
Number of anniversaries of the issue date of series D on or after which redemption is required to be started																																		5
Period after the first redemption date within which redemption is required to be completed																																		1 year
Percentage of outstanding shares of preferred stock required to vote for conversion										60.00%																								67.00%
Gross proceeds from an underwritten public offering of common stock required for automatic conversion				25,000,000
Pre-money valuation after an underwritten public offering of common stock required for automatic conversion				250,000,000
Dividend rate (as a percent)				7.00%
Accreted undeclared and unpaid dividend										$ 581,000						$ 2,033,000						$ 4,888,000						$ 2,486,000						$ 1,971,000
Accreted undeclared and unpaid dividend (in dollars per share)										$ 0.09						$ 0.22						$ 0.39						$ 0.23						$ 0.23
Stock split ratio				5
Additional shares of stock issued for each share of stock held		4
Preferred stock, par value (in dollars per share)			$ 0.001	$ 0.001					$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001